Investment Objectives and Goals	Jul. 30, 2026
VegaShares AI Inference ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES AI INFERENCE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI Inference ETF (the “Fund”) seeks capital appreciation.
VegaShares AI Advanced Materials ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES AI ADVANCED MATERIALS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares AI Advanced Materials ETF (the “Fund”) seeks capital appreciation.
VegaShares Junior AI ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES JUNIOR AI ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares Junior AI ETF (the “Fund”) seeks capital appreciation.
VegaShares Hard Drive ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES HARD DRIVE ETF- FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares Hard Drive ETF (the “Fund”) seeks capital appreciation.
VegaShares Trillions ETF
Prospectus [Line Items]
Risk/Return [Heading]	VEGASHARES TRILLIONS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VegaShares Trillions ETF (the “Fund”) seeks capital appreciation.